Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Oct. 13, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.001	$ 0.003
Common stock, shares authorized	33,333,333	100,000,000	33,333,333
Common stock, shares issued	5,006,666	5,006,666	5,006,666
Common stock, shares outstanding	5,006,666	5,006,666	5,006,666
Treasury stock, shares acquired	9,952